Details of treasury and other financial risks - Text Details (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 03, 2020 EUR (€)	Mar. 09, 2020 EUR (€)
Details of treasury and other financial risks [Line Items]
Cash and cash equivalents	€ 1,869.0	€ 1,172.0	€ 2,303.0					€ 3,226.0
Short-term deposits, classified as cash equivalents	1,399.0	482.0
Notional amount		500.0
Euro Medium-Term Note program	3,300.0	2,000.0			€ 500.0				€ 10,000.0	€ 10,000.0
Other non-current financial assets	619.0	660.0	630.0
Contractual capital commitments	153.0	127.0
Accounts payable known to have been sold onwards under supplier finance arrangements	114.0	151.0
Committed future leases not yet commenced	128.0
Minimum payments under sale-and-leaseback arrangements	55.0	72.0
Discounted unguaranteed residual value of assets subject to finance lease	0.0	€ 0.6
Hedge tenor of net anticipated exposure		15 months
Net anticipated exposures hedge layer size		20.00%
Net anticipated exposures hedge maximum		80.00%
Equity	12,061.0	€ 13,283.0	€ 14,475.0					11,901.0
Net fair value of transactional hedges	(10.0)
Increase in the value of the EUR against all currencies		10.00%	10.00%
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(116.0)
Impact on income statement following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies	40.0
Impact on equity following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies	77.0
Other comprehensive income, before tax, exchange differences on translation of foreign operations	579.0
Change in currency translation reserve following 10% decrease USD against EUR	1,146.0
Change in currency translation reserve following 10% increase USD against EUR	1,400.0
External bond funding for a nominal value designated as net investment hedges		€ 1,490.0		$ 1,474
External bond funding book value designated as net investment hedges	(1,325.0)	1,378.0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	2.0		€ 1.1
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies	52.0	192.0
Cross-currency interest rate swaps nominal value | $						$ 500
Fair value liability of cross-currency interest rate swaps designated as net investment hedges		147.0
Net fair value of financing derivatives		147.0
Borrowings	7,689.0	8,201.0	6,980.0				€ 1,000.0
Non-current portion of non-current borrowings	7,035.0	7,270.0	6,473.0
Current borrowings and current portion of non-current borrowings	€ 654.0	€ 931.0	506.0
Ratio of fixed-rate long-term debt to total outstanding debt	89.00%	80.00%		89.00%		80.00%
Borrowings, maturity	6.0
Instantaneous increase or decrease in long-term interest rates	1.00%
Threshold of cash and short term deposits with A- credit rating	€ 10.0
Captive retained per claim for general, product and professional liability claims	25.0
Captive retained per claim for general, product and professional liability claims, aggregate	50.0
Captive retained per claim for cyber claims, aggregate	15.0
Bottom of range [member]
Details of treasury and other financial risks [Line Items]
Policy deductibles per occurrence	0.0
Top of range [member]
Details of treasury and other financial risks [Line Items]
Policy deductibles per occurrence	10.0
United States of America [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	13,300.0
Netherlands [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	1,400.0
China [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	1,300.0
Other countries [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure		€ 500.0
Germany [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	786.0
United Kingdom of Great Britain and Northern Ireland [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	731.0
Japan [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	614.0
Singapore [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	202.0
Israel [Member]
Details of treasury and other financial risks [Line Items]
Country risk exposure	214.0
US Dollar [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(64.0)	(68.0)
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies		€ 191.0
Change in the value of derivatives following a 10% increase in the value of a currency against EUR	11.0
Reserve of exchange differences on translation [member]
Details of treasury and other financial risks [Line Items]
Description of methods and assumptions used in preparing sensitivity analysis		10%
Cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Gain (loss) on hedge ineffectiveness		€ 1.0
Reserve of cash flow hedges [member]
Details of treasury and other financial risks [Line Items]
Equity	6.0	(2.0)	€ (25.0)					€ 23.0
Change in value of forward elements of forward contracts and time value of options[Member]
Details of treasury and other financial risks [Line Items]
Equity	19.0
Level 1 of fair value hierarchy [member]
Details of treasury and other financial risks [Line Items]
Financial assets, at fair value	14.0	32.0
Level 1 of fair value hierarchy [member] | Equity investments [member]
Details of treasury and other financial risks [Line Items]
Other non-current financial assets	14.0
Financial assets, at fair value	14.0	€ 32.0
Level 2 and 3 of fair value hierarchy [member] | Equity investments [member]
Details of treasury and other financial risks [Line Items]
Financial assets measured at fair value through other comprehensive income	219.0
Committed revolving credit facility [Member]
Details of treasury and other financial risks [Line Items]
Undrawn borrowing facilities	€ 1,000.0
Royal Philips NV [Member]
Details of treasury and other financial risks [Line Items]
Notional amount | $				$ 2,500